OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Assets [Abstract]
Lease costs, net	$ 1,730	$ 2,176
Other assets	4,838	4,274
Total other assets	$ 6,568	$ 6,450